Pension and Other Postretirement Employee Benefit Plans (Details 6)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Expected long-term rate of return on plan assets:
Rate of compensation increase		4.00%
Defined benefit pension plans, Non-U.S. [Member] | Maximum Range [Member]
Discount rate:
Defined benefit pension plans and OPEB plans	5.70%	6.20%	5.80%
Expected long-term rate of return on plan assets:
Defined benefit pension plans and OPEB plans	6.20%	6.90%	5.75%
Foreign Pension Plans and Other Foreign Postretirement Benefit Plans [Member] | Maximum Range [Member]
Expected long-term rate of return on plan assets:
Rate of compensation increase	4.50%	4.00%	4.25%
Defined benefit pension plans, Non-U.S. [Member] | Minimum Range [Member]
Discount rate:
Defined benefit pension plans and OPEB plans	2.00%	2.00%	2.25%
Expected long-term rate of return on plan assets:
Defined benefit pension plans and OPEB plans	2.40%	2.50%	3.25%
Foreign Pension Plans and Other Foreign Postretirement Benefit Plans [Member] | Minimum Range [Member]
Expected long-term rate of return on plan assets:
Rate of compensation increase	3.00%	3.00%	3.00%
Defined benefit pension plans, U.S. [Member]
Discount rate:
Defined benefit pension plans and OPEB plans	6.00%	6.65%	6.60%
Expected long-term rate of return on plan assets:
Defined benefit pension plans and OPEB plans	7.50%	7.50%	7.50%
OPEB plans, U.S. [Member]
Discount rate:
Defined benefit pension plans and OPEB plans	6.00%	6.70%	6.60%
Expected long-term rate of return on plan assets:
Defined benefit pension plans and OPEB plans	7.00%	7.00%	7.00%
OPEB plans, Non-U.S. [Member]
Discount rate:
Defined benefit pension plans and OPEB plans	5.70%	6.20%	5.80%
Foreign Pension Plans and Other Foreign Postretirement Benefit Plans [Member]
Health care cost trend rate:
Assumed for next year	5.40%	7.00%	5.75%
Ultimate	4.50%	5.50%	4.00%
Year when rate will reach ultimate	2014	2012	2010
Pension and other postretirement employee benefit plans, U.S. [Member]
Expected long-term rate of return on plan assets:
Rate of compensation increase	4.00%	4.00%	4.00%
Health care cost trend rate:
Assumed for next year	7.75%	8.50%	9.25%
Ultimate	5.00%	5.00%	5.00%
Year when rate will reach ultimate	2014	2014	2014